Income tax expense	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income tax expense
8.	Income tax expense
The major components of income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax
- Current year	48,856	72,909	81,365	11,454
- (Over)/under provision in respect of prior years	(21,523)	27,406	27,837	3,919
Deferred tax
- Movement in temporary differences	16,483	(41,147)	(14,837)	(2,089)
- (Over)/under provision in respect of prior years	—	(103)	54,131	7,620

Consolidated income tax expense reported in the statement of profit or loss	43,816	59,065	148,496	20,904

The reconciliation between tax expense and the product of accounting profit multiplied by the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2021, 2022 and 2023 for the following reasons:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Profit before tax	451,710	394,726	571,352	80,431
Income tax expense at 15%	67,757	59,209	85,703	12,064
Adjustments:
Non-deductible expenses	17,795	7,924	5,888	829
Tax-exempt income	(2,181)	(500)	(11,993)	(1,688)
Utilization of deferred tax benefits previously not recognized	(29)	(3,093)	(6,211)	(874)
Deferred tax benefits not recognized	10,356	22,606	42,830	6,029
Tax credits for research and development expense	(59,633)	(76,835)	(85,372)	(12,018)
Tax rate differential	16,517	10,901	21,542	3,032
(Over)/under provision in respect of previous years	(21,523)	27,303	81,968	11,539
Withholding tax expense	14,639	11,535	14,872	2,094
Others	118	15	(731)	(103)

Total	43,816	59,065	148,496	20,904

Global minimum top-up tax
The Group has applied a temporary mandatory relief from deferred tax accounting for the impact of the top-up tax and accounts for it as a current tax when it is incurred.
The Group is in the progress of assessing the exposure to the Pillar Two income taxes arising from the legislation. Due to the complex nature of the legislation and the calculations including the determination of the adjustments required under the Pillar Two legislation, the Group assessed that the quantitative impact of the potential top-up tax arising from the enacted/substantively enacted legislation is not yet reasonably estimatable. The Group continues to assess the impact of the Pillar Two legislation on its financials.

Deferred tax
Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2022	31.12.2023	31.12.2023	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Accelerated tax depreciation	(122,298)	(77,806)	(10,953)	(37,968)	16,472	44,492	6,263
Interest receivable	(3,033)	—	—	(1,459)	363	3,033	427
PRC withholding tax on dividend income ( i )	(61,825)	(64,717)	(9,110)	(14,529)	(11,458)	(14,457)	(2,035)
Effect of change in residual value an d impairment of property, plant and equipment	69,641	2,866	404	25,264	4,273	(66,774)	(9,400)
Write-down of inventories	29,503	37,120	5,226	(2,378)	9,253	7,617	1,072
Impairment losses on trade receivables	7,071	7,426	1,045	(1,267)	282	355	50
Accruals	234,586	232,048	32,666	(15,339)	(48,841)	(2,505)	(352)
Deferred income	56,480	79,896	11,247	(11,114)	(41,348)	23,416	3,296
Losses available for offsetting against future taxable income	139,747	112,601	15,851	23,072	116,675	(27,146)	(3,821)
Others	39,185	31,854	4,484	19,235	(4,421)	(7,325)	(1,031)

Deferred tax (expenses)/benefits				(16,483)	41,250	(39,294)	(5,531)

Net deferred tax assets	389,057	361,288	50,860

Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	450,882	426,377	60,023
Deferred tax liabilities	(61,825)	(65,089)	(9,163)

	389,057	361,288	50,860

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
At January 1	(65,544)	(61,825)	(8,703)
Provision made to consolidated statement of profit or loss	(11,458)	(14,457)	(2,035)
Utilization	15,177	11,565	1,628

December 31	(61,825)	(64,717)	(9,110)

The Corporate Income Tax (“CIT”) law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident
enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 202
3
, the deferred tax liability for withholding tax payable was RMB 64.7 million (US$9.1 million) (2022: RMB 61.8 million). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is estimated to be RMB 204.7 million (US$28.8 million) (2022: RMB 190.7 million).

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Unutilized tax losses	473,456	628,534	88,481
Unutilized capital allowances and investment allowances	100,643	94,447	13,296
Other unrecognized temporary differences relating to asset impairment and deferred grants	142,851	156,226	21,993

	716,950	879,207	123,770

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. The unutilized tax losses for PRC subsidiaries and Malaysia subsidiaries expire within the next 5 to 10 years and 10 years, respectively. These losses may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.